PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

Prepayments and other current assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Value-added tax deductible (a)	2,627,263	3,161,251
Insurance recoverable related to the fire incident (b)	757,353	557,353
Prepayment for income tax and deferred charges	285,051	203,273
Receivables related to disposal of a subsidiary (Note 8)	106,000	200,000
Receivables related to disposal of IRA tax credit (c)	—	196,761
Deposit for customer duty, bidding and others	159,675	153,928
Loan receivables due from third parties	63,727	121,381
Prepayment of electricity and others	229,196	96,338
Prepaid insurance premium	77,646	64,647
Prepaid leasehold improvements and other assets	90,450	56,125
Receivables related to disposal of land use rights and property, plant and equipment (d)	33,765	15,181
Refund receivable of U.S. countervailing duties and anti-dumping duties	6,767	13,562
Receivables related to discount from a supplier	4,629	4,154
Deferred issuance cost for convertible notes (Note 24)	5,457	—
Others	82,019	124,433
Less: Allowance for credit losses	(68,404)	(67,394)
Total	4,460,594	4,900,993
(a)	Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.
(b)	In April 2024, a fire broke out in Shanxi Jinko, a newly established subsidiary of Jiangxi Jinko located in Shanxi province (the “Incident”). As of the date of the Incident, Shanxi Jinko’s manufacturing workshop was still under construction and the carrying amount of construction in progress (all equipment) were approximately RMB1,671 million. Shanxi Jinko maintained insurance coverage for properties and manufacturing equipment and has started the process to make the relevant insurance claims.

Management performed two-step impairment assessment, assisted by an independent 3rd party valuer, for the long-lived assets held and used in Shanxi Jinko, and concluded the Incident resulted in a total impairment loss of RMB1,436 million including RMB1,406 million impairment loss of construction in progress and RMB30 million impairment loss of raw materials.

Although the amount of claim settlement is subject to further verification by the insurer, based on discussions with the insurance agent and review of the policy by in-house experts, management concludes that it has a covered loss under the insurance policy and it is probable the insurer will settle the claim for at least RMB757 million. Hence, in 2024, the Group recognizes reduction in the net book value of the equipment and inventory of RMB1,406 million and RMB30 million, respectively and recognize an asset in “Prepayments and other current assets” of RMB757 million for the probable recovery of its losses. Management also recorded impairment loss amounted to RMB679 million, representing total impairment losses of RMB1,436 million offsetting by the insurance recovery amounted to RMB757 million. In November 2025, the Group received RMB 200 million of the insurance claim from the insurer.

(c)	For the year ended December 31, 2025, the Group entered into certain agreements to sell IRA related tax credits in its US subsidiary with aggregate carrying amounts of USD128 million with total considerations of USD120 million(equivalents to RMB839 million). The Group received USD 92 million(equivalents to RMB 642 million) in 2025 under those agreements. As of December 31, 2025, the remaining receivable balance was USD28 million(equivalents to RMB 197 million), which was fully collected subsequently in February 2026.
(d)	Represented the receivables related to disposition of certain equipment for the purpose of upgrading manufacturing facilities and receivables related to disposition of certain land use rights.

Summary of the activity in the allowance for credit losses related to prepayments and other current assets

The following table summarizes the activity in the allowance for credit losses related to prepayments and other current assets for the year ended December 31, 2023, 2024 and 2025 (RMB in thousands):

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	8,118	79,585	68,404
Addition	71,467	—	—
Reversal	—	(11,181)	(933)
Write off	—	—	(77)
At end of year	79,585	68,404	67,394